Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Share capital
Schedule of share capital

Allotted, called up and fully paid:	Number	US $
(in thousands, except share data)

In issue at December 31, 2016	195,741,528	2,728
Issued:
Ordinary shares of 1p each	143,700	2
Ordinary shares of 1p each	326,880	4
Ordinary shares of 1p each	66,666,667	847
Ordinary shares of 1p each	250,000	3
Ordinary shares of 1p each	390,353	5
In issue at December 31, 2017	263,519,128	3,589
Issued:
Ordinary shares of 1p each	757,315	9
Ordinary shares of 1p each	32,258,064	433
Ordinary shares of 1p each	125,736	1
In issue at December 31, 2018	296,660,243	4,032